Other disclosures - Related party transactions - Remuneration (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Key management personnel compensation	kr 388.0	kr 352.0	kr 280.0
Recruitment arrangements and conditional amounts payable	45.4
Executive Management
Disclosure of transactions between related parties [line items]
Salary and short-term incentive	180.0	173.0	141.0
Pension	18.0	17.0	13.0
Benefits	55.0	19.0	9.0
Long-term incentive	112.0	121.0	97.0
Key management personnel compensation	365.0	330.0	260.0
Board of Directors
Disclosure of transactions between related parties [line items]
Key management personnel compensation	23.0	22.0	20.0
Registered Executive Management
Disclosure of transactions between related parties [line items]
Key management personnel compensation	kr 88.0	kr 195.0	kr 175.0